Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Accounts Receivable Abstract
Accounts receivable	$ 7,827,068	$ 7,704,859
Less: allowance for credit losses	704,464	775,330
Accounts receivable, net	$ 7,122,604	$ 6,929,529